The Union Central Life Insurance Company
                             ("Union Central Life")

                             Carillon Life Account
                              ("Separate Account")

                                 Supplement to:
                              Excel Executive Edge
                       Prospectus Dated November 5, 2007
                    and Statement of Additional Information

                          Supplement Dated May 1, 2012

1. Subaccount underlying portfolios available as variable investment options for your Policy are:

------------------------------------------------------------------------- ----------------------------------------------------------
                              FUND NAME                                                     INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                            Portfolio Type / Summary of Investment Objective
------------------------------------------------------------------------- ----------------------------------------------------------
                         The Alger Portfolios                                           Fred Alger Management, Inc.
------------------------------------------------------------------------- ----------------------------------------------------------
Alger Capital Appreciation Portfolio, Class I-2                           Long-term capital appreciation.
------------------------------------------------------------------------- ----------------------------------------------------------
Alger Mid Cap Growth Portfolio, Class I-2                                 Long-term capital appreciation.
------------------------------------------------------------------------- ----------------------------------------------------------
                      American Century Investments                               American Century Investment Management, Inc.
------------------------------------------------------------------------- ----------------------------------------------------------
American Century VP Income & Growth Fund, Class I                         Capital growth; income is secondary.
------------------------------------------------------------------------- ----------------------------------------------------------
American Century VP Mid Cap Value Fund, Class I                           Long-term capital growth; income is secondary.
------------------------------------------------------------------------- ----------------------------------------------------------
American Century VP Value Fund, Class I                                   Long-term capital growth; income is secondary.
------------------------------------------------------------------------- ----------------------------------------------------------
                    Calvert Variable Products, Inc.*                                 Calvert Investment Management, Inc.
------------------------------------------------------------------------- ----------------------------------------------------------
Calvert VP Barclays Capital Aggregate Bond Index Portfolio -              Index:  Barclays Capital Aggregate Bond Index.
Summit Investment Advisors, Inc. ("Summit")
------------------------------------------------------------------------- ----------------------------------------------------------
Calvert VP EAFE International Index Portfolio, Class I - World Asset      Index:  MSCI EAFE Index.
Management, Inc.
------------------------------------------------------------------------- ----------------------------------------------------------
Calvert VP Inflation Protected Plus Portfolio - Summit                    Current income.
------------------------------------------------------------------------- ----------------------------------------------------------
Calvert VP Nasdaq 100 Index Portfolio - Summit                            Index:  Nasdaq 100(R) Index.
------------------------------------------------------------------------- ----------------------------------------------------------
Calvert VP Natural Resources Portfolio - Summit                           Capital growth.
------------------------------------------------------------------------- ----------------------------------------------------------
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I - Summit       Index:  Russell 2000 Index.
------------------------------------------------------------------------- ----------------------------------------------------------
Calvert VP S&P 500 Index Portfolio ** - Summit                            Index:  S&P 500 Index.
------------------------------------------------------------------------- ----------------------------------------------------------
Calvert VP S&P MidCap 400 Index Portfolio, Class I ** - Summit            Index:  S&P MidCap 400 Index.
------------------------------------------------------------------------- ----------------------------------------------------------
Calvert VP SRI Large Cap Value Portfolio - No Subadviser                  Long-term capital appreciation
------------------------------------------------------------------------- ----------------------------------------------------------
                     Calvert Variable Series, Inc.*                                 Calvert Investment Management, Inc.
------------------------------------------------------------------------- ----------------------------------------------------------
Calvert VP Income Portfolio - No Subadviser                               Long-term income.
------------------------------------------------------------------------- ----------------------------------------------------------
Calvert VP Small Cap Growth Portfolio - Eagle Asset                       Long-term capital appreciation.
Management, Inc.
------------------------------------------------------------------------- ----------------------------------------------------------
Calvert VP SRI Balanced Portfolio - Equity Portion: New Amsterdam         Income and capital growth.
Partners LLC; Fixed Income Portion: No Subadviser
------------------------------------------------------------------------- ----------------------------------------------------------
Calvert VP SRI Equity Portfolio - Atlanta Capital Management              Capital growth.
Company, LLC
------------------------------------------------------------------------- ----------------------------------------------------------
Calvert VP SRI Strategic Portfolio - Thornburg Investment                 Long-term capital appreciation; current income is
Management, Inc.                                                          secondary.
------------------------------------------------------------------------- ----------------------------------------------------------
                 Columbia Funds Variable Series Trust 2                          Columbia Management Investment Advisers, LLC
------------------------------------------------------------------------- ----------------------------------------------------------
Columbia Variable Portfolio - Select Smaller-Cap Value Fund, Class 2      Long-term capital growth.
------------------------------------------------------------------------- ----------------------------------------------------------
Columbia Variable Portfolio - Seligman Global Technology Fund,            Long-term capital appreciation.
Class 2
------------------------------------------------------------------------- ----------------------------------------------------------
                        DWS Variable Series I                                    Deutsche Investment Management Americas Inc.
------------------------------------------------------------------------- ----------------------------------------------------------
DWS Capital Growth VIP Portfolio, Class A                                 Long-term growth of capital.
------------------------------------------------------------------------- ----------------------------------------------------------
DWS International VIP Portfolio, Class A                                  Long-term growth of capital.
------------------------------------------------------------------------- ----------------------------------------------------------
                       DWS Variable Series II                                     Deutsche Investment Management Americas Inc.
------------------------------------------------------------------------- ----------------------------------------------------------
DWS Dreman Small Mid Cap Value VIP Portfolio, Class A -                   Long-term capital appreciation.
Dreman Value Management, L.L.C.
------------------------------------------------------------------------- ----------------------------------------------------------
DWS Global Thematic VIP Portfolio, Class A - Global Thematic              Long-term capital growth.
Partners, LLC
------------------------------------------------------------------------- ----------------------------------------------------------
DWS Money Market VIP Portfolio, Class A                                   Money market, current income.
------------------------------------------------------------------------- ----------------------------------------------------------
                 Fidelity(R) Variable Insurance Products                             Fidelity Management & Research Company
------------------------------------------------------------------------- ----------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio, Initial Class 1,2                Long-term capital appreciation.
------------------------------------------------------------------------- ----------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio, Initial Class 1,2                Index:  S&P 500(R) Index. **
------------------------------------------------------------------------- ----------------------------------------------------------
Fidelity(R) VIP High Income Portfolio, Initial Class 1,2                  Income and growth.
------------------------------------------------------------------------- ----------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio, Initial Class 1,2                      Long-term growth.
------------------------------------------------------------------------- ----------------------------------------------------------
               Subadvisers: (1) FMR Co., Inc. and (2) other investment advisers serve as sub-advisers for the fund.
------------------------------------------------------------------------- ----------------------------------------------------------

                                        1

------------------------------------------------------------------------- ----------------------------------------------------------
                              FUND NAME                                                     INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                            Portfolio Type / Summary of Investment Objective
------------------------------------------------------------------------- ----------------------------------------------------------
           Financial Investors Variable Insurance Trust (ALPS)                               ALPS Advisors, Inc.
------------------------------------------------------------------------- ----------------------------------------------------------
Ibbotson Balanced ETF Asset Allocation Portfolio, Class II -              Capital appreciation and some current income.
Ibbotson Associates, Inc.
------------------------------------------------------------------------- ----------------------------------------------------------
Ibbotson Growth ETF Asset Allocation Portfolio, Class II -                Capital appreciation.
Ibbotson Associates, Inc.
------------------------------------------------------------------------- ----------------------------------------------------------
Ibbotson Income and Growth ETF Asset Allocation Portfolio, Class II       Current income and capital appreciation.
- Ibbotson Associates, Inc.
------------------------------------------------------------------------- ----------------------------------------------------------
                      AIM Variable Insurance Funds                                         Invesco Advisers, Inc.
                   (Invesco Variable Insurance Funds)
------------------------------------------------------------------------- ----------------------------------------------------------
Invesco Van Kampen V.I. American Franchise Fund, Series I                 Seek capital growth.
(Invesco V.I. Capital Appreciation Fund merged into Invesco V.I.
Capital Growth Fund and renamed April 30, 2012)
------------------------------------------------------------------------- ----------------------------------------------------------
Invesco V.I. Global Real Estate Fund, Series I - Invesco Asset            Total return through growth of capital and current
Management Limited                                                        income.
------------------------------------------------------------------------- ----------------------------------------------------------
Invesco V.I. International Growth Fund, Series I                          Long-term growth of capital.
------------------------------------------------------------------------- ----------------------------------------------------------
                     MFS(R) Variable Insurance Trust                               Massachusetts Financial Services Company
------------------------------------------------------------------------- ----------------------------------------------------------
MFS(R) Growth Series, Initial Class                                       Seeks capital appreciation.
------------------------------------------------------------------------- ----------------------------------------------------------
MFS(R) High Income Series, Initial Class                                  Seeks total return with emphasis on high current
                                                                          income, but also considering capital appreciation.
------------------------------------------------------------------------- ----------------------------------------------------------
MFS(R) Investors Trust Series, Initial Class                              Seeks capital appreciation.
------------------------------------------------------------------------- ----------------------------------------------------------
MFS(R) New Discovery Series, Initial Class                                Seeks capital appreciation.
------------------------------------------------------------------------- ----------------------------------------------------------
MFS(R) Research International Series, Initial Class                       Seeks capital appreciation.
------------------------------------------------------------------------- ----------------------------------------------------------
MFS(R) Total Return Series, Initial Class                                 Seeks total return.
------------------------------------------------------------------------- ----------------------------------------------------------
MFS(R) Utilities Series, Initial Class                                    Seeks total return.
------------------------------------------------------------------------- ----------------------------------------------------------
               Neuberger Berman Advisers Management Trust                              Neuberger Berman Management LLC
------------------------------------------------------------------------- ----------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio, Class I                          Long-term capital growth; current income is secondary.
------------------------------------------------------------------------- ----------------------------------------------------------
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I           Capital growth.
(named Neuberger Berman AMT Regency Portfolio prior to May 1,
2012)
------------------------------------------------------------------------- ----------------------------------------------------------
                   Oppenheimer Variable Account Funds                                       OppenheimerFunds, Inc.
------------------------------------------------------------------------- ----------------------------------------------------------
Oppenheimer Global Securities Fund/VA, Non-Service Shares                 Long-term capital appreciation.
------------------------------------------------------------------------- ----------------------------------------------------------
Oppenheimer Main Street(R) Fund/VA, Non-Service Shares                    Total return.
------------------------------------------------------------------------- ----------------------------------------------------------
                     PIMCO Variable Insurance Trust                                Pacific Investment Management Company LLC
------------------------------------------------------------------------- ----------------------------------------------------------
PIMCO Total Return Portfolio, Administrative Class                        Seeks maximum total return.
------------------------------------------------------------------------- ----------------------------------------------------------
                   T. Rowe Price Equity Series, Inc.                                   T. Rowe Price Associates, Inc.
------------------------------------------------------------------------- ----------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio-II                               Seeks long-term capital growth.  Income is a secondary
                                                                          objective.
------------------------------------------------------------------------- ----------------------------------------------------------
                   Third Avenue Variable Series Trust                                    Third Avenue Management LLC
------------------------------------------------------------------------- ----------------------------------------------------------
Third Avenue Value Portfolio                                              Long-term capital appreciation.
------------------------------------------------------------------------- ----------------------------------------------------------
                 The Universal Institutional Funds, Inc.                           Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------- ----------------------------------------------------------
UIF Core Plus Fixed Income Portfolio, Class I                             Above-average total return over a market cycle of three
                                                                          to five years by investing primarily in a diversified
                                                                          portfolio of fixed income securities.
------------------------------------------------------------------------- ----------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I - Morgan Stanley           Long-term capital appreciation by investing primarily in
Investment Management Company and Morgan Stanley Investment               growth oriented equity securities of issuers in emerging
Management Limited                                                        market countries.
------------------------------------------------------------------------- ----------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I                                   Above-average current income and long-term capital
                                                                          appreciation by investing primarily in equity securities
                                                                          of companies in the U.S. real estate industry, including
                                                                          real estate investment trusts.
------------------------------------------------------------------------- ----------------------------------------------------------

* These funds are part of and their investment adviser and Summit are indirect subsidiaries of the UNIFI(R) Mutual Holding Company (UNIFI(R)), the ultimate parent of Union Central Life. Also, Calvert Investment Distributors, Inc., an indirect subsidiary of UNIFI(R), is the underwriter for these funds.
**    "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500,"
and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.

2. Please see the fund prospectuses for more information about subaccount underlying portfolios, including portfolio operating expenses for the year ended December 31, 2011.

3. The Asset Allocation Program section of the prospectus is revised as follows:
     a.   The following sentences are added at the end of the first paragraph:
               We also obtain research and business support services relating to models from unaffiliated consultants. We pay for these consultant services, at no additional cost to Policy Owners.
     b. In the Potential Conflicts of Interest first paragraph, the fourth sentence is deleted and replaced with the following:
               We may receive fees for administrative services from other portfolios in the models.

4.   The SAI ASSET ALLOCATION PROGRAM text is revised as follows:
     a. In The Asset Allocation Program Models section, the first two sentences are deleted and replaced with the following:
               Development of the Program models is a multi-step process. First, we obtain research relating to models from an unaffiliated firm, then an optimization analysis is performed to determine the breakdown of asset classes.
     b. In the Potential Conflicts of Interest paragraph, the sentence, "We and AIC may receive revenue sharing from other portfolios that are available as investment options or distribution fees." is deleted and replaced with the following:
               We may receive revenue sharing from other portfolios that are available as investment options or distribution fees.

5. In the Distribution of the Contracts section, the last paragraph, discussing 12b-1 fees is deleted.

6. APPENDIX B - ILLUSTRATIONS is deleted and replaced with the information on the following pages of this supplement.


All other provisions of your policy remain as stated in your policy and prospectus, as previously supplemented.


       Please retain this supplement with the current prospectus for your variable policy issued by The Union Central Life Insurance Company.

 If you do not have a current prospectus, please contact Union Central Life at
                                1-800-825-1551.

                           APPENDIX B--ILLUSTRATIONS

We prepared the following tables to illustrate hypothetically how certain values under a policy may change with investment performance over an extended period of time. The tables illustrate how account values, cash surrender values and death benefits under a policy covering an insured of a given age on the issue date, would vary over time if planned periodic premiums were paid annually and the return on the assets in each of the portfolios were an assumed uniform gross annual rate of 0%, 6% and 12%. The values would be different from those shown if the returns averaged 0%, 6% or 12% but fluctuated over and under those averages throughout the years shown. The hypothetical investment rates of return are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return for a particular policy may be more or less than the hypothetical investment rates of return and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. These illustrations assume that net premiums are allocated equally among the subaccounts available under the policy, and that no amounts are allocated to the guaranteed account.

The illustrations reflect the fact that the net investment return on the assets held in the subaccounts is lower than the gross after-tax return of the selected portfolios. The tables assume an average annual expense ratio of 0.892% of the average daily net assets of the portfolios available under the policies. This average annual expense ratio is based on a simple arithmetic average of the expense ratios of each of the portfolios for the last fiscal year; the expense ratios are determined after deducting contractual waivers and reimbursements in effect through April 30, 2013. For information on the portfolios' expenses, see the prospectuses for the portfolios.

In addition, the illustrations reflect the daily charge to the separate account for assuming mortality and expense risks, which is equal on an annual basis to 0.75% during the first ten policy years, and 0.25% thereafter. After deduction of gross portfolio expenses and the mortality and expense risk charge, the illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of -1.63%, 4.27%, and 10.18%, respectively, during the first ten policy years, and -1.14%, 4.80%, and 10.73%, respectively, thereafter.

The illustrations also reflect the deduction of the applicable premium expense charge, and the monthly deduction, including the monthly cost of insurance charge for the hypothetical insured. Union Central Life's current cost of insurance charges, and the higher guaranteed maximum cost of insurance charges that Union Central Life has the contractual right to charge, are reflected in separate illustrations on each of the following pages. All the illustrations reflect the fact that no charges for federal or state income taxes are currently made against the separate account and assume no policy debt or charges for supplemental and/or rider benefits.

The illustrations are based on Union Central Life's sex distinct standard non-tobacco rates. By contacting us or your agent, and free of charge, owner(s) will be furnished with a comparable illustration based upon the proposed insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables.

                                             THE UNION CENTRAL LIFE INSURANCE COMPANY
     ----------------------------------------------------------------------------------------------------------
                                                VARIABLE UNIVERSAL LIFE INSURANCE
     MALE ISSUE AGE: 36                                                          $300,000 SPECIFIED AMOUNT
     STANDARD NONTOBACCO                   EXCEL EXECUTIVE EDGE                  DEATH BENEFIT OPTION A
     VARIABLE INVESTMENT                   $3,500 ANNUAL PREMIUM                 CASH VALUE ACCUMULATION TEST
                                           USING CURRENT CHARGES

                           DEATH BENEFIT                  ACCOUNT VALUE                CASH SURRENDER VALUE
              -------------------------------------------------------------------------------------------------
                       Assuming Hypothetical           Assuming Hypothetical           Assuming Hypothetical
                           Gross Annual                    Gross Annual                     Gross Annual
    END                Investment Return of            Investment Return of             Investment Return of
     OF       -------------------------------------------------------------------------------------------------
    YEAR          12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross
   ------------------------------------------------------------------------------------------------------------
     1             300,000   300,000   300,000       3,247     3,062     2,877       2,616     2,431     2,247
     2             300,000   300,000   300,000       6,751     6,184     5,638       6,121     5,553     5,008
     3             300,000   300,000   300,000      10,524     9,352     8,270       9,894     8,722     7,639
     4             300,000   300,000   300,000      14,609    12,584    10,787      13,978    11,954    10,156
     5             300,000   300,000   300,000      19,047    15,892    13,201      18,417    15,262    12,571
     6             300,000   300,000   300,000      23,862    19,265    15,499      23,295    18,698    14,932
     7             300,000   300,000   300,000      29,100    22,712    17,689      28,596    22,208    17,185
     8             300,000   300,000   300,000      34,818    26,249    19,783      34,377    25,808    19,342
     9             300,000   300,000   300,000      41,095    29,909    21,811      40,717    29,531    21,433
     10            300,000   300,000   300,000      47,983    33,687    23,764      47,667    33,372    23,449
     15            300,000   300,000   300,000      97,299    56,612    33,789      97,299    56,612    33,789
     20            406,275   300,000   300,000     180,989    87,008    44,283     180,989    87,008    44,283
     25            614,437   300,000   300,000     316,223   124,040    52,159     316,223   124,040    52,159
     30            906,822   300,000   300,000     532,804   169,314    56,181     532,804   169,314    56,181
     35          1,327,833   340,336   300,000     877,309   224,863    54,400     877,309   224,863    54,400
     40          1,946,631   398,375   300,000   1,422,238   291,059    43,305   1,422,238   291,059    43,305
     45          2,877,616   466,199   300,000   2,279,210   369,252    15,629   2,279,210   369,252    15,629
     50          4,286,814   545,986         0   3,622,425   461,366         0   3,622,425   461,366         0
     55          6,456,773   642,814         0   5,723,480   569,810         0   5,723,480   569,810         0
     60          9,736,614   754,111         0   9,059,759   701,688         0   9,059,759   701,688         0
  Age 100       13,601,538   859,119         0  13,338,241   842,488         0  13,338,241   842,488         0

Notes concerning this illustration:

(1)  Assumes that no policy loans have been made.

(2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates based on an allocation of specified amount as follows:
     $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term Rider, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.63%, 4.27%, and 10.18%, respectively, during the first ten policy years, and -1.14%, 4.80%, and 10.73%, thereafter.


The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                             THE UNION CENTRAL LIFE INSURANCE COMPANY
     ----------------------------------------------------------------------------------------------------------
                                                VARIABLE UNIVERSAL LIFE INSURANCE
     MALE ISSUE AGE: 36                                                          $300,000 SPECIFIED AMOUNT
     STANDARD NONTOBACCO                   EXCEL EXECUTIVE EDGE                  DEATH BENEFIT OPTION A
     VARIABLE INVESTMENT                  $3,500 ANNUAL PREMIUM                  CASH VALUE ACCUMULATION TEST
                                         USING GUARANTEED CHARGES

                          DEATH BENEFIT                   ACCOUNT VALUE                CASH SURRENDER VALUE
             -------------------------------------------------------------------------------------------------
                      Assuming Hypothetical           Assuming Hypothetical           Assuming Hypothetical
                          Gross Annual                    Gross Annual                     Gross Annual
    END               Investment Return of            Investment Return of             Investment Return of
     OF      -------------------------------------------------------------------------------------------------
    YEAR         12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross
   -----------------------------------------------------------------------------------------------------------
     1            300,000   300,000   300,000       2,718     2,551     2,384       2,087     1,921     1,754
     2            300,000   300,000   300,000       5,847     5,341     4,856       5,216     4,711     4,225
     3            300,000   300,000   300,000       9,225     8,182     7,219       8,594     7,551     6,589
     4            300,000   300,000   300,000      12,884    11,083     9,484      12,254    10,452     8,854
     5            300,000   300,000   300,000      16,854    14,044    11,649      16,223    13,414    11,018
     6            300,000   300,000   300,000      21,157    17,061    13,706      20,589    16,493    13,139
     7            300,000   300,000   300,000      25,817    20,124    15,647      25,313    19,620    15,143
     8            300,000   300,000   300,000      30,878    23,240    17,477      30,437    22,799    17,036
     9            300,000   300,000   300,000      36,409    26,438    19,222      36,031    26,060    18,844
     10           300,000   300,000   300,000      42,451    29,711    20,872      42,135    29,396    20,557
     15           300,000   300,000   300,000      86,116    49,809    29,486      86,116    49,809    29,486
     20           353,521   300,000   300,000     157,488    72,570    34,690     157,488    72,570    34,690
     25           523,550   300,000   300,000     269,448    97,171    34,314     269,448    97,171    34,314
     30           749,196   300,000   300,000     440,191   122,199    24,406     440,191   122,199    24,406
     35         1,051,820   300,000         0     694,945   145,090         0     694,945   145,090         0
     40         1,458,522   300,000         0   1,065,618   160,395         0   1,065,618   160,395         0
     45         2,010,467   300,000         0   1,592,386   154,300         0   1,592,386   154,300         0
     50         2,759,529   300,000         0   2,331,845    79,287         0   2,331,845    79,287         0
     55         3,786,862         0         0   3,356,790         0         0   3,356,790         0         0
     60         5,204,938         0         0   4,843,110         0         0   4,843,110         0         0
  Age 100       6,718,703         0         0   6,588,643         0         0   6,588,643         0         0

Notes concerning this illustration:

(1)  Assumes that no policy loans have been made.

(2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term rider, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.63%, 4.27%, and 10.18%, respectively, during the first ten policy years, and -1.14%, 4.80%, and 10.73%, thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                             THE UNION CENTRAL LIFE INSURANCE COMPANY
     ----------------------------------------------------------------------------------------------------------
                                                VARIABLE UNIVERSAL LIFE INSURANCE
     MALE ISSUE AGE: 36                                                          $300,000 SPECIFIED AMOUNT
     STANDARD NONTOBACCO                   EXCEL EXECUTIVE EDGE                  DEATH BENEFIT OPTION B
     VARIABLE INVESTMENT                   $3,500 ANNUAL PREMIUM                 CASH VALUE ACCUMULATION TEST
                                           USING CURRENT CHARGES

                          DEATH BENEFIT                   ACCOUNT VALUE                CASH SURRENDER VALUE
             -------------------------------------------------------------------------------------------------
                      Assuming Hypothetical           Assuming Hypothetical           Assuming Hypothetical
                          Gross Annual                    Gross Annual                     Gross Annual
    END               Investment Return of            Investment Return of             Investment Return of
     OF      -------------------------------------------------------------------------------------------------
    YEAR         12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross
   -----------------------------------------------------------------------------------------------------------
     1            303,241   303,057   302,872       3,241     3,057     2,872       2,611     2,426     2,242
     2            306,671   306,106   305,564       6,671     6,106     5,564       6,040     5,476     4,934
     3            310,314   309,155   308,085      10,314     9,155     8,085       9,683     8,525     7,455
     4            314,181   312,192   310,428      14,181    12,192    10,428      13,551    11,562     9,798
     5            318,305   315,226   312,604      18,305    15,226    12,604      17,675    14,596    11,974
     6            322,696   318,242   314,600      22,696    18,242    14,600      22,129    17,674    14,033
     7            327,412   321,268   316,450      27,412    21,268    16,450      26,908    20,764    15,946
     8            332,473   324,293   318,143      32,473    24,293    18,143      32,032    23,852    17,702
     9            338,007   327,406   319,768      38,007    27,406    19,768      37,629    27,027    19,390
     10           344,050   330,599   321,316      44,050    30,599    21,316      43,735    30,284    21,001
     15           389,120   351,775   330,940      89,120    51,775    30,940      89,120    51,775    30,940
     20           465,516   379,703   341,008     165,516    79,703    41,008     165,516    79,703    41,008
     25           589,197   412,003   347,904     289,197   112,003    47,904     289,197   112,003    47,904
     30           831,805   447,785   350,022     488,728   147,785    50,022     488,728   147,785    50,022
     35         1,220,757   484,993   345,032     806,563   184,993    45,032     806,563   184,993    45,032
     40         1,792,088   519,490   329,399   1,309,326   219,490    29,399   1,309,326   219,490    29,399
     45         2,651,364   543,396         0   2,100,007   243,396         0   2,100,007   243,396         0
     50         3,951,801   543,484         0   3,339,334   243,484         0   3,339,334   243,484         0
     55         5,954,105   498,698         0   5,277,901   198,698         0   5,277,901   198,698         0
     60         8,980,442   381,928         0   8,356,153    81,928         0   8,356,153    81,928         0
  Age 100      12,591,963         0         0  12,291,963         0         0  12,291,963         0         0

Notes concerning this illustration:

(1)  Assumes that no policy loans have been made.

(2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates based on an allocation of specified amount as follows:
     $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term Rider, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.63%, 4.27%, and 10.18%, respectively, during the first ten policy years, and -1.14%, 4.80%, and 10.73%, thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                             THE UNION CENTRAL LIFE INSURANCE COMPANY
     ----------------------------------------------------------------------------------------------------------
                                                VARIABLE UNIVERSAL LIFE INSURANCE
     MALE ISSUE AGE: 36                                                          $300,000 SPECIFIED AMOUNT
     STANDARD NONTOBACCO                   EXCEL EXECUTIVE EDGE                  DEATH BENEFIT OPTION B
     VARIABLE INVESTMENT                  $3,500 ANNUAL PREMIUM                  CASH VALUE ACCUMULATION TEST
                                         USING GUARANTEED CHARGES

                          DEATH BENEFIT                   ACCOUNT VALUE                CASH SURRENDER VALUE
             -------------------------------------------------------------------------------------------------
                      Assuming Hypothetical           Assuming Hypothetical           Assuming Hypothetical
                          Gross Annual                    Gross Annual                     Gross Annual
    END               Investment Return of            Investment Return of             Investment Return of
     OF      -------------------------------------------------------------------------------------------------
    YEAR         12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross
   -----------------------------------------------------------------------------------------------------------
     1            302,712   302,546   302,379       2,712     2,546     2,379       2,082     1,915     1,749
     2            305,766   305,263   304,781       5,766     5,263     4,781       5,135     4,633     4,151
     3            309,015   307,985   307,036       9,015     7,985     7,036       8,385     7,355     6,406
     4            312,460   310,694   309,128      12,460    10,694     9,128      11,830    10,064     8,498
     5            316,119   313,384   311,056      16,119    13,384    11,056      15,489    12,754    10,426
     6            320,003   316,047   312,815      20,003    16,047    12,815      19,436    15,480    12,248
     7            324,147   318,693   314,418      24,147    18,693    14,418      23,643    18,189    13,914
     8            328,556   321,299   315,848      28,556    21,299    15,848      28,115    20,858    15,407
     9            333,345   323,951   317,190      33,345    23,951    17,190      32,967    23,573    16,812
     10           338,540   326,636   318,433      38,540    26,636    18,433      38,225    26,321    18,118
     15           377,871   344,944   326,620      77,871    44,944    26,620      77,871    44,944    26,620
     20           438,814   364,125   330,892     138,814    64,125    30,892     138,814    64,125    30,892
     25           532,257   381,371   328,834     232,257    81,371    28,834     232,257    81,371    28,834
     30           674,640   391,308   316,531     374,640    91,308    16,531     374,640    91,308    16,531
     35           892,396   383,684         0     589,612    83,684         0     589,612    83,684         0
     40         1,241,110   339,386         0     906,773    39,386         0     906,773    39,386         0
     45         1,714,633         0         0   1,358,071         0         0   1,358,071         0         0
     50         2,357,000         0         0   1,991,702         0         0   1,991,702         0         0
     55         3,237,784         0         0   2,870,071         0         0   2,870,071         0         0
     60         4,451,329         0         0   4,141,889         0         0   4,141,889         0         0
  Age 100       5,452,070         0         0   5,152,070         0         0   5,152,070         0         0

Notes concerning this illustration:

(1)  Assumes that no policy loans have been made.

(2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term rider, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.63%, 4.27%, and 10.18%, respectively, during the first ten policy years, and -1.14%, 4.80%, and 10.73%, thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                             THE UNION CENTRAL LIFE INSURANCE COMPANY
     ----------------------------------------------------------------------------------------------------------
                                                VARIABLE UNIVERSAL LIFE INSURANCE
     MALE ISSUE AGE: 36                                                          $300,000 SPECIFIED AMOUNT
     STANDARD NONTOBACCO                   EXCEL EXECUTIVE EDGE                  DEATH BENEFIT OPTION A
     VARIABLE INVESTMENT                   $3,500 ANNUAL PREMIUM                 GUIDELINE PREMIUM TEST
                                           USING CURRENT CHARGES

                          DEATH BENEFIT                   ACCOUNT VALUE                CASH SURRENDER VALUE
             -------------------------------------------------------------------------------------------------
                      Assuming Hypothetical           Assuming Hypothetical           Assuming Hypothetical
                          Gross Annual                    Gross Annual                     Gross Annual
    END               Investment Return of            Investment Return of             Investment Return of
     OF      -------------------------------------------------------------------------------------------------
    YEAR         12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross
   -----------------------------------------------------------------------------------------------------------
     1            300,000   300,000   300,000       3,247     3,062     2,877       2,616     2,431     2,247
     2            300,000   300,000   300,000       6,751     6,184     5,638       6,121     5,553     5,008
     3            300,000   300,000   300,000      10,524     9,352     8,270       9,894     8,722     7,639
     4            300,000   300,000   300,000      14,609    12,584    10,787      13,978    11,954    10,156
     5            300,000   300,000   300,000      19,047    15,892    13,201      18,417    15,262    12,571
     6            300,000   300,000   300,000      23,862    19,265    15,499      23,295    18,698    14,932
     7            300,000   300,000   300,000      29,100    22,712    17,689      28,596    22,208    17,185
     8            300,000   300,000   300,000      34,818    26,249    19,783      34,377    25,808    19,342
     9            300,000   300,000   300,000      41,095    29,909    21,811      40,717    29,531    21,433
     10           300,000   300,000   300,000      47,983    33,687    23,764      47,667    33,372    23,449
     15           300,000   300,000   300,000      97,312    56,612    33,789      97,312    56,612    33,789
     20           300,000   300,000   300,000     181,674    87,008    44,283     181,674    87,008    44,283
     25           418,867   300,000   300,000     322,206   124,066    52,159     322,206   124,066    52,159
     30           664,806   300,000   300,000     554,005   169,490    56,181     554,005   169,490    56,181
     35         1,075,357   300,000   300,000     935,093   226,421    54,400     935,093   226,421    54,400
     40         1,644,288   316,209   300,000   1,565,989   301,152    43,305   1,565,989   301,152    43,305
     45         2,740,098   416,568   300,000   2,609,618   396,731    15,629   2,609,618   396,731    15,629
     50         4,531,067   540,182         0   4,315,301   514,459         0   4,315,301   514,459         0
     55         7,429,857   690,233         0   7,076,054   657,364         0   7,076,054   657,364         0
     60        11,693,423   842,264         0  11,693,423   842,264         0  11,693,423   842,264         0
  Age 100      17,595,378 1,030,724         0  17,595,378 1,030,724         0  17,595,378 1,030,724         0

     Notes concerning this illustration:

(1)  Assumes that no policy loans have been made.

(2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates based on an allocation of specified amount as follows:
     $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term Rider, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.63%, 4.27%, and 10.18%, respectively, during the first ten policy years, and -1.14%, 4.80%, and 10.73%, thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                             THE UNION CENTRAL LIFE INSURANCE COMPANY
     ----------------------------------------------------------------------------------------------------------
                                                VARIABLE UNIVERSAL LIFE INSURANCE
     MALE ISSUE AGE: 36                                                          $300,000 SPECIFIED AMOUNT
     STANDARD NONTOBACCO                   EXCEL EXECUTIVE EDGE                  DEATH BENEFIT OPTION A
     VARIABLE INVESTMENT                  $3,500 ANNUAL PREMIUM                  GUIDELINE PREMIUM TEST
                                         USING GUARANTEED CHARGES

                          DEATH BENEFIT                   ACCOUNT VALUE                CASH SURRENDER VALUE
             -------------------------------------------------------------------------------------------------
                      Assuming Hypothetical           Assuming Hypothetical           Assuming Hypothetical
                          Gross Annual                    Gross Annual                     Gross Annual
    END               Investment Return of            Investment Return of             Investment Return of
     OF      -------------------------------------------------------------------------------------------------
    YEAR         12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross
   -----------------------------------------------------------------------------------------------------------
     1            300,000   300,000   300,000       2,718     2,551     2,384       2,087     1,921     1,754
     2            300,000   300,000   300,000       5,847     5,341     4,856       5,216     4,711     4,225
     3            300,000   300,000   300,000       9,225     8,182     7,219       8,594     7,551     6,589
     4            300,000   300,000   300,000      12,884    11,083     9,484      12,254    10,452     8,854
     5            300,000   300,000   300,000      16,854    14,044    11,649      16,223    13,414    11,018
     6            300,000   300,000   300,000      21,157    17,061    13,706      20,589    16,493    13,139
     7            300,000   300,000   300,000      25,817    20,124    15,647      25,313    19,620    15,143
     8            300,000   300,000   300,000      30,878    23,240    17,477      30,437    22,799    17,036
     9            300,000   300,000   300,000      36,409    26,438    19,222      36,031    26,060    18,844
     10           300,000   300,000   300,000      42,451    29,711    20,872      42,135    29,396    20,557
     15           300,000   300,000   300,000      86,108    49,809    29,486      86,108    49,809    29,486
     20           300,000   300,000   300,000     157,563    72,570    34,690     157,563    72,570    34,690
     25           360,920   300,000   300,000     277,630    97,171    34,314     277,630    97,171    34,314
     30           569,655   300,000   300,000     474,712   122,177    24,406     474,712   122,177    24,406
     35           912,268   300,000         0     793,277   144,803         0     793,277   144,803         0
     40         1,381,641   300,000         0   1,315,848   159,276         0   1,315,848   159,276         0
     45         2,279,238   300,000         0   2,170,703   151,522         0   2,170,703   151,522         0
     50         3,701,099   300,000         0   3,524,856    72,492         0   3,524,856    72,492         0
     55         5,888,107         0         0   5,607,720         0         0   5,607,720         0         0
     60         9,126,165         0         0   9,126,165         0         0   9,126,165         0         0
  Age 100      13,735,740         0         0  13,735,740         0         0  13,735,740         0         0

Notes concerning this illustration:

(1)  Assumes that no policy loans have been made.

(2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term rider, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.63%, 4.27%, and 10.18%, respectively, during the first ten policy years, and -1.14%, 4.80%, and 10.73%, thereafter.


The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                             THE UNION CENTRAL LIFE INSURANCE COMPANY
     ----------------------------------------------------------------------------------------------------------
                                                VARIABLE UNIVERSAL LIFE INSURANCE
     MALE ISSUE AGE: 36                                                          $300,000 SPECIFIED AMOUNT
     STANDARD NONTOBACCO                   EXCEL EXECUTIVE EDGE                  DEATH BENEFIT OPTION B
     VARIABLE INVESTMENT                   $3,500 ANNUAL PREMIUM                 GUIDELINE PREMIUM TEST
                                           USING CURRENT CHARGES

                          DEATH BENEFIT                   ACCOUNT VALUE                CASH SURRENDER VALUE
             -------------------------------------------------------------------------------------------------
                      Assuming Hypothetical           Assuming Hypothetical           Assuming Hypothetical
                          Gross Annual                    Gross Annual                     Gross Annual
    END               Investment Return of            Investment Return of             Investment Return of
     OF      -------------------------------------------------------------------------------------------------
    YEAR         12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross
   -----------------------------------------------------------------------------------------------------------
     1            303,241   303,057   302,872       3,241     3,057     2,872       2,611     2,426     2,242
     2            306,671   306,106   305,564       6,671     6,106     5,564       6,040     5,476     4,934
     3            310,314   309,155   308,085      10,314     9,155     8,085       9,683     8,525     7,455
     4            314,181   312,192   310,428      14,181    12,192    10,428      13,551    11,562     9,798
     5            318,305   315,226   312,604      18,305    15,226    12,604      17,675    14,596    11,974
     6            322,696   318,242   314,600      22,696    18,242    14,600      22,129    17,674    14,033
     7            327,412   321,268   316,450      27,412    21,268    16,450      26,908    20,764    15,946
     8            332,473   324,293   318,143      32,473    24,293    18,143      32,032    23,852    17,702
     9            338,007   327,406   319,768      38,007    27,406    19,768      37,629    27,027    19,390
     10           344,050   330,599   321,316      44,050    30,599    21,316      43,735    30,284    21,001
     15           389,120   351,775   330,940      89,120    51,775    30,940      89,120    51,775    30,940
     20           465,516   379,703   341,008     165,516    79,703    41,008     165,516    79,703    41,008
     25           589,248   412,003   347,904     289,248   112,003    47,904     289,248   112,003    47,904
     30           789,442   447,785   350,022     489,442   147,785    50,022     489,442   147,785    50,022
     35         1,113,551   484,993   345,032     813,551   184,993    45,032     813,551   184,993    45,032
     40         1,638,869   519,490   329,399   1,338,869   219,490    29,399   1,338,869   219,490    29,399
     45         2,491,315   543,396         0   2,191,315   243,396         0   2,191,315   243,396         0
     50         3,877,291   543,484         0   3,577,291   243,484         0   3,577,291   243,484         0
     55         6,136,270   498,698         0   5,836,270   198,698         0   5,836,270   198,698         0
     60         9,837,811   381,928         0   9,537,811    81,928         0   9,537,811    81,928         0
  Age 100      14,461,862         0         0  14,161,862         0         0  14,161,862         0         0

Notes concerning this illustration:

(1)  Assumes that no policy loans have been made.

(2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates based on an allocation of specified amount as follows:
     $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term Rider, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.63%, 4.27%, and 10.18%, respectively, during the first ten policy years, and -1.14%, 4.80%, and 10.73%, thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                             THE UNION CENTRAL LIFE INSURANCE COMPANY
     ----------------------------------------------------------------------------------------------------------
                                                VARIABLE UNIVERSAL LIFE INSURANCE
     MALE ISSUE AGE: 36                                                          $300,000 SPECIFIED AMOUNT
     STANDARD NONTOBACCO                   EXCEL EXECUTIVE EDGE                  DEATH BENEFIT OPTION B
     VARIABLE INVESTMENT                  $3,500 ANNUAL PREMIUM                  GUIDELINE PREMIUM TEST
                                         USING GUARANTEED CHARGES

                          DEATH BENEFIT                   ACCOUNT VALUE                CASH SURRENDER VALUE
             -------------------------------------------------------------------------------------------------
                      Assuming Hypothetical           Assuming Hypothetical           Assuming Hypothetical
                          Gross Annual                    Gross Annual                     Gross Annual
    END               Investment Return of            Investment Return of             Investment Return of
     OF      -------------------------------------------------------------------------------------------------
    YEAR         12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross
   -----------------------------------------------------------------------------------------------------------
     1            302,712   302,546   302,379       2,712     2,546     2,379       2,082     1,915     1,749
     2            305,766   305,263   304,781       5,766     5,263     4,781       5,135     4,633     4,151
     3            309,015   307,985   307,036       9,015     7,985     7,036       8,385     7,355     6,406
     4            312,460   310,694   309,128      12,460    10,694     9,128      11,830    10,064     8,498
     5            316,119   313,384   311,056      16,119    13,384    11,056      15,489    12,754    10,426
     6            320,003   316,047   312,815      20,003    16,047    12,815      19,436    15,480    12,248
     7            324,147   318,693   314,418      24,147    18,693    14,418      23,643    18,189    13,914
     8            328,556   321,299   315,848      28,556    21,299    15,848      28,115    20,858    15,407
     9            333,345   323,951   317,190      33,345    23,951    17,190      32,967    23,573    16,812
     10           338,540   326,636   318,433      38,540    26,636    18,433      38,225    26,321    18,118
     15           377,871   344,944   326,620      77,871    44,944    26,620      77,871    44,944    26,620
     20           438,814   364,125   330,892     138,814    64,125    30,892     138,814    64,125    30,892
     25           532,241   381,371   328,834     232,241    81,371    28,834     232,241    81,371    28,834
     30           674,227   391,308   316,531     374,227    91,308    16,531     374,227    91,308    16,531
     35           887,538   383,684         0     587,538    83,684         0     587,538    83,684         0
     40         1,203,366   339,386         0     903,366    39,386         0     903,366    39,386         0
     45         1,665,017         0         0   1,365,017         0         0   1,365,017         0         0
     50         2,335,688         0         0   2,035,688         0         0   2,035,688         0         0
     55         3,302,529         0         0   3,002,529         0         0   3,002,529         0         0
     60         4,707,355         0         0   4,407,355         0         0   4,407,355         0         0
  Age 100       5,849,411         0         0   5,549,411         0         0   5,549,411         0         0

Notes concerning this illustration:

(1)  Assumes that no policy loans have been made.

(2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term rider, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.63%, 4.27%, and 10.18%, respectively, during the first ten policy years, and -1.14%, 4.80%, and 10.73%, thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.